INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of income (loss) from continuing operations before income taxes are as follows (in millions):

	Year Ended December 31,
	2019	2018	2017
United States	$(32.4)	$(9.5)	$(13.4)
Foreign	279.9	296.6	176.8
Income (loss) from continuing operations before income taxes	$247.5	$287.1	$163.4

Schedule of Components of Income Tax Expense (Benefit)
The major components of the Company’s provision for (benefit from) income taxes on continuing operations before income taxes are summarized below (in millions):

	Year Ended December 31,
	2019	2018	2017
Current:
Federal	$14.7	$21.4	$(10.1)
State	1.2	1.8	2.2
Foreign	38.1	31.2	22.7
Current income tax provision (benefit)	54.0	54.4	14.8
Deferred:
Federal	(14.9)	(14.4)	36.6
State	(3.3)	1.2	(0.6)
Foreign	2.0	4.2	1.6
Deferred income tax (benefit) provision	(16.2)	(9.0)	37.6
Provision for (benefit from) income taxes	$37.8	$45.4	$52.4

Schedule of Deferred Tax Assets and Liabilities	The tax effects of the basis differences and loss carry forwards as of December 31, 2019 and 2018 for continuing operations are summarized below for major balance sheet captions (in millions):

	2019	2018
Property, plant and equipment	$(14.5)	$(10.1)
Intangibles	(4.7)	(5.0)
Inventories	6.4	6.4
Accrued warranties and product liability	9.8	8.3
Loss carry forwards	198.5	195.5
Retirement plans	13.3	12.1
Accrued compensation and benefits	22.0	18.8
Operating lease ROU asset	(30.9)	—
Operating lease liability	32.2	—
Other	9.2	11.1
Deferred tax assets valuation allowance	(107.0)	(114.3)
Net deferred tax assets (liabilities)	$134.3	$122.8

Schedule of Effective Income Tax Rate Reconciliation
The Company’s Provision for (benefit from) income taxes is different from the amount that would be provided by applying the statutory federal income tax rate to the Company’s Income (loss) from continuing operations before income taxes.  The reasons for the difference are summarized as follows (in millions):

	Year Ended December 31,
	2019	2018	2017
Tax at statutory federal income tax rate	$51.9	$60.3	$57.2
State taxes	(1.7)	2.3	1.0
Change in valuation allowance	(4.9)	(13.9)	(2.1)
Foreign tax differential on income/losses of foreign subsidiaries	(14.5)	(18.0)	(33.7)
U.S. tax on multi-national operations	7.2	16.3	7.7
Change in foreign tax rates	3.7	0.7	—
Tax effect of dispositions	—	—	(27.2)
2017 Federal Tax Act	—	5.5	46.9	(1)
Expired stock awards	—	—	2.0
Pension plan settlement	—	(7.1)	—
Other	(3.9)	(0.7)	0.6
Provision for (benefit from) income taxes	$37.8	$45.4	$52.4

Summary of Income Tax Contingencies
The following table summarizes the activity related to the Company’s unrecognized tax benefits (in millions).

Balance as of January 1, 2017	$30.6
Additions for current year tax positions	—
Additions for prior year tax positions	11.9
Reductions for prior year tax positions	(0.7)
Reductions for current year tax positions	—
Reductions for expiration of statute of limitations	(1.3)
Settlements	(6.8)
Balance as of December 31, 2017	33.7
Additions for current year tax positions	—
Additions for prior year tax positions	6.1
Reductions for prior year tax positions	(14.8)
Reductions for current year tax positions	—
Reductions for expiration of statute of limitations	(0.8)
Settlements	(10.7)
Balance as of December 31, 2018	13.5
Additions for current year tax positions	—
Additions for prior year tax positions	2.0
Reductions for prior year tax positions	(0.4)
Reductions for current year tax positions	—
Reductions for expiration of statute of limitations	(0.8)
Settlements	—
Balance as of December 31, 2019	$14.3